UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	09/30

Date of reporting period:	3/31/2017

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2017

Semiannual Report
to Shareholders

Deutsche Short Duration Fund

Contents

3 Letter to Shareholders

5 Performance Summary

8 Portfolio Management Team

9 Portfolio Summary

13 Investment Portfolio

31 Statement of Assets and Liabilities

33 Statement of Operations

35 Statements of Changes in Net Assets

36 Financial Highlights

41 Notes to Financial Statements

58 Information About Your Fund's Expenses

60 Advisory Agreement Board Considerations and Fee Evaluation

65 Account Management Resources

67 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

America’s economic expansion, now in its eighth year, continues. Much of the damage from the Great Recession appears to have been repaired, and growth, while not spectacular, has been sufficient to support a stronger labor market.

How long can this last? Our economists generally expect the economy to continue performing well this year. The labor markets should firm a bit further, and underlying inflation is edging closer to target.

Against this backdrop, the U.S. stock markets have set a series of record highs — thanks, in part, to expectations for a boost from Washington. The challenge is that the new administration is still finding its footing. So, while some combination of tax cuts, regulatory reforms, and spending increases in infrastructure and defense seems likely, the timing of implementation is unclear. It remains to be seen how the President’s legislative agenda will translate into tangible results after running the gauntlet of political procedure and bargaining.

We invite you to stay abreast of that process — and our economists’ take on the impact for the markets and investors — by visiting deutschefunds.com. The "Insights" section of our Web site offers up-to-date views on the global and domestic economies and the implications for each asset class.

Thank you, as always, for allowing us to serve your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary March 31, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/17
Unadjusted for Sales Charge	0.75%	2.51%	1.34%	2.08%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–2.02%	–0.30%	0.77%	1.80%
Bloomberg Barclays 1–3 Year Government/Credit Index†	0.02%	0.71%	0.93%	2.34%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/17
Unadjusted for Sales Charge	0.37%	1.75%	0.58%	1.32%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.62%	1.75%	0.58%	1.32%
Bloomberg Barclays 1–3 Year Government/Credit Index†	0.02%	0.71%	0.93%	2.34%
Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 3/31/17
No Sales Charges		0.88%	2.77%	0.90%
Bloomberg Barclays 1–3 Year Government/Credit Index†		0.02%	0.71%	0.97%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/17
No Sales Charges	0.88%	2.77%	1.59%	2.31%
Bloomberg Barclays 1–3 Year Government/Credit Index†	0.02%	0.71%	0.93%	2.34%
Institutional Class	6-Month‡	1-Year	5-Year	Life of Class**
Average Annual Total Returns as of 3/31/17
No Sales Charges	0.99%	2.89%	1.60%	2.31%
Bloomberg Barclays 1–3 Year Government/Credit Index†	0.02%	0.71%	0.93%	1.78%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2017 are 0.89%, 1.64%, 0.75%, 0.70% and 0.61% for Class A, C, R6, S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Short Duration Fund — Class A ■ Bloomberg Barclays 1–3 Year Government/Credit Index†

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Class R6 shares commenced operations on August 25, 2014.

** Institutional Class shares commenced operations on August 27, 2008.

† Bloomberg Barclays 1–3 Year Government/Credit Index is an unmanaged index consisting of all U.S. government agency and Treasury securities, as well as all investment-grade corporate debt securities with maturities of one to three years.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
3/31/17	$ 8.69	$ 8.68	$ 8.70	$ 8.71	$ 8.70
9/30/16	$ 8.74	$ 8.73	$ 8.75	$ 8.76	$ 8.74
Distribution Information as of 3/31/17
Income Dividends, Six Months	$ .11	$ .08	$ .13	$ .13	$ .13
March Income Dividend	$ .0194	$ .0139	$ .0213	$ .0214	$ .0213
SEC 30-day Yield††	1.89%	1.20%	2.19%	2.19%	2.19%
Current Annualized Distribution Rate††	2.68%	1.92%	2.94%	2.95%	2.94%

†† The SEC yield is net investment income per share earned over the month ended March 31, 2017, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.80%, 1.11%, 2.02% and 2.17% for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2017. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.59%, 1.83%, 2.78% and 2.92% for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset Management in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Rick Smith, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2016.

— Joined Deutsche Asset Management in 2004 with 21 years of industry experience. Prior to joining, he served 11 years as a Fixed Income Investment Grade Portfolio Manager at MFS Investments. Previously, he worked as a Research Analyst at Salomon Brothers.

— Senior Portfolio Manager: New York.

— BA in Economics, Vassar College; MBA in Finance, Vanderbilt University.

Darwei Kung, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2011.

— Joined Deutsche Asset Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

— Portfolio Manager: New York.

— BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Portfolio Summary (Unaudited)

Investment Portfolio as of March 31, 2017 (Unaudited)

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 52.4%
Consumer Discretionary 5.6%
Ally Financial, Inc.:
3.25%, 11/5/2018	165,000	166,135
4.25%, 4/15/2021	1,800,000	1,836,000
Charter Communications Operating LLC, 3.579%, 7/23/2020	4,130,000	4,248,275
Ford Motor Credit Co., LLC, 2.021%, 5/3/2019	5,710,000	5,682,626
General Motors Co., 3.5%, 10/2/2018	380,000	388,342
General Motors Financial Co., Inc., 3.2%, 7/13/2020	3,195,000	3,250,018
Hyundai Capital America:
144A, 2.5%, 3/18/2019	5,000,000	5,017,150
144A, 2.875%, 8/9/2018	2,301,000	2,325,314
Lennar Corp.:
4.125%, 12/1/2018	110,000	112,200
4.125%, 1/15/2022	1,110,000	1,117,981
MGM Resorts International, 5.25%, 3/31/2020	2,200,000	2,315,500
Myriad International Holdings BV, 144A, 6.375%, 7/28/2017	5,000,000	5,053,000
Newell Brands, Inc., 2.6%, 3/29/2019	939,000	950,610
Nissan Motor Acceptance Corp., 144A, 2.0%, 3/8/2019	4,840,000	4,840,455
RCI Banque SA, 144A, 3.5%, 4/3/2018	9,000,000	9,135,675
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	80,000	81,400
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022	1,290,000	1,377,075
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,375,000	1,416,250
		49,314,006
Consumer Staples 1.0%
Kraft Heinz Foods Co.:
2.8%, 7/2/2020	3,890,000	3,942,974
3.5%, 7/15/2022	4,000,000	4,087,044
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018	1,000,000	1,001,301
		9,031,319
Energy 5.8%
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018	2,300,000	2,310,973
ConocoPhillips Co., 4.2%, 3/15/2021	3,630,000	3,870,644
Continental Resources, Inc., 5.0%, 9/15/2022	2,500,000	2,525,000
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018	3,963,000	4,025,417
Energy Transfer Partners LP, 4.15%, 10/1/2020	3,850,000	3,997,859
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018	3,150,000	3,393,571
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019	10,000,000	10,094,660
Kinder Morgan, Inc.:
7.0%, 6/15/2017	100,000	101,072
7.25%, 6/1/2018	35,000	37,030
Noble Holding International Ltd., 7.75%, 1/15/2024 (b)	1,650,000	1,584,000
ONEOK Partners LP:
3.2%, 9/15/2018	5,375,000	5,450,003
3.8%, 3/15/2020 (b)	4,500,000	4,650,151
Petrobras Global Finance BV, 8.375%, 5/23/2021	1,965,000	2,219,467
Petroleos Mexicanos:
144A, 5.375%, 3/13/2022	714,000	747,915
5.5%, 2/4/2019	2,000,000	2,100,000
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,770,000	1,940,805
Sunoco LP, 6.25%, 4/15/2021	2,200,000	2,244,000
		51,292,567
Financials 25.4%
AerCap Ireland Capital DAC, 3.95%, 2/1/2022	2,585,000	2,654,761
Air Lease Corp., 2.125%, 1/15/2020	4,065,000	4,034,289
Ares Capital Corp., 3.625%, 1/19/2022	8,000,000	7,931,656
Bank of America Corp., Series L, 2.6%, 1/15/2019	10,000,000	10,104,120
Bank of Ceylon, REG S, 5.325%, 4/16/2018	1,510,000	1,526,988
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019	11,000,000	11,094,270
BNZ International Funding Ltd., 144A, 2.35%, 3/4/2019	9,000,000	9,038,664
Capital One NA, 1.85%, 9/13/2019	9,715,000	9,624,961
Citigroup, Inc.:
2.05%, 12/7/2018	2,857,000	2,862,214
2.45%, 1/10/2020	8,000,000	8,034,184
Citizens Bank NA, 2.5%, 3/14/2019	4,000,000	4,026,440
Credit Agricole SA:
144A, 2.125%, 4/17/2018	5,000,000	5,014,600
144A, 3.375%, 1/10/2022	8,000,000	8,000,312
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023	5,000,000	4,992,095
Dexia Credit Local SA, 144A, 1.875%, 9/15/2021	5,000,000	4,822,680
Fifth Third Bank, 1.625%, 9/27/2019	4,415,000	4,361,005
FS Investment Corp., 4.25%, 1/15/2020	3,000,000	3,022,728
Global Bank Corp., 144A, 4.5%, 10/20/2021	2,875,000	2,847,688
HSBC U.S.A., Inc., 2.75%, 8/7/2020	8,000,000	8,090,120
ING Groep NV, 3.15%, 3/29/2022	1,580,000	1,583,683
Jefferies Group LLC, 5.125%, 4/13/2018	3,000,000	3,093,972
KeyBank NA, 1.6%, 8/22/2019	660,000	652,920
Lloyds Bank PLC, 2.3%, 11/27/2018	2,005,000	2,018,726
Lloyds Banking Group PLC, 3.1%, 7/6/2021	1,160,000	1,169,529
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018	11,000,000	11,160,127
Morgan Stanley, 2.5%, 1/24/2019	10,000,000	10,098,650
National Savings Bank, 144A, 8.875%, 9/18/2018	2,500,000	2,662,500
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	10,000,000	10,018,940
Santander Holdings U.S.A., Inc., 2.7%, 5/24/2019	8,160,000	8,198,613
Santander UK PLC, 2.5%, 3/14/2019	9,505,000	9,582,922
Skandinaviska Enskilda Banken AB:
144A, 1.375%, 5/29/2018	5,000,000	4,981,635
1.5%, 9/13/2019	6,000,000	5,908,434
144A, 2.375%, 3/25/2019	2,905,000	2,922,840
Standard Chartered PLC, 144A, 2.1%, 8/19/2019	4,000,000	3,967,132
Suncorp-Metway Ltd., 144A, 2.1%, 5/3/2019	1,045,000	1,041,750
Swedbank AB, 144A, 2.375%, 2/27/2019	4,785,000	4,814,868
Synchrony Financial:
2.6%, 1/15/2019	8,000,000	8,062,480
3.0%, 8/15/2019	1,573,000	1,597,537
The Goldman Sachs Group, Inc.:
2.0%, 4/25/2019	5,445,000	5,434,943
2.625%, 1/31/2019	5,500,000	5,562,024
The Huntington National Bank, 2.2%, 11/6/2018	1,995,000	2,003,459
Turkiye Is Bankasi, 144A, 5.5%, 4/21/2022	2,500,000	2,458,200
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017	3,170,000	3,236,497
		224,316,156
Health Care 2.5%
Actavis Funding SCS, 2.35%, 3/12/2018	4,215,000	4,233,377
Celgene Corp., 3.55%, 8/15/2022	5,000,000	5,150,565
Forest Laboratories LLC, 144A, 4.375%, 2/1/2019	6,000,000	6,212,202
Mallinckrodt International Finance SA, 3.5%, 4/15/2018 (b)	640,000	639,200
Mylan NV, 3.15%, 6/15/2021	2,500,000	2,509,193
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019	3,055,000	3,020,173
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, 8/15/2018 (b)	116,000	116,145
		21,880,855
Industrials 1.3%
Adani Ports & Special Economic Zone Ltd., 144A, 3.5%, 7/29/2020	2,500,000	2,516,663
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,185,000	2,186,114
Fortive Corp., 144A, 1.8%, 6/15/2019	970,000	963,965
Harris Corp., 2.7%, 4/27/2020	1,890,000	1,907,381
Lima Airport Partners Srl, Series 2007-1, 144A, 6.88%, 6/15/2022	3,652,593	3,910,046
		11,484,169
Information Technology 2.3%
Broadcom Corp., 144A, 2.375%, 1/15/2020	5,000,000	4,999,395
Diamond 1 Finance Corp.:
144A, 3.48%, 6/1/2019	6,620,000	6,783,594
144A, 5.875%, 6/15/2021	480,000	504,639
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,550,000	4,455,701
Seagate HDD Cayman:
3.75%, 11/15/2018	2,480,000	2,542,000
144A, 4.25%, 3/1/2022	1,250,000	1,238,000
		20,523,329
Materials 2.0%
Cemex SAB de CV, 144A, 6.5%, 12/10/2019 (b)	1,039,000	1,096,145
CF Industries, Inc., 144A, 3.4%, 12/1/2021	535,000	534,353
Equate Petrochemical BV, 144A, 3.0%, 3/3/2022	1,815,000	1,773,255
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020	3,000,000	3,015,000
Goldcorp, Inc., 2.125%, 3/15/2018	1,490,000	1,493,664
Grupo Idesa SA de CV, 144A, 7.875%, 12/18/2020	2,700,000	2,379,375
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	318,000
Huntsman International LLC, 4.875%, 11/15/2020 (b)	2,200,000	2,293,500
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	2,200,000	2,263,272
United States Steel Corp., 144A, 8.375%, 7/1/2021	2,200,000	2,442,000
		17,608,564
Real Estate 2.2%
American Tower Corp., (REIT), 3.4%, 2/15/2019	6,126,000	6,262,941
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019	4,850,000	4,890,517
ProLogis LP, (REIT), 2.75%, 2/15/2019	5,910,000	5,990,169
Starwood Property Trust, Inc., 144A, (REIT), 5.0%, 12/15/2021	1,545,000	1,602,937
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	490,000	501,549
		19,248,113
Telecommunication Services 1.5%
AT&T, Inc., 2.45%, 6/30/2020	4,360,000	4,359,686
CenturyLink, Inc., Series V, 5.625%, 4/1/2020	850,000	891,140
Frontier Communications Corp.:
8.125%, 10/1/2018	850,000	901,000
8.875%, 9/15/2020	1,500,000	1,582,500
Level 3 Financing, Inc., 5.375%, 8/15/2022	2,500,000	2,584,375
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	620,000	618,450
T-Mobile U.S.A., Inc., 6.125%, 1/15/2022	2,200,000	2,323,750
		13,260,901
Utilities 2.8%
AES Argentina Generacion SA, 144A, 7.75%, 2/2/2024	1,091,000	1,099,412
Dominion Resources, Inc., Series B, 1.6%, 8/15/2019	1,300,000	1,283,730
Enel Finance International NV, 144A, 6.25%, 9/15/2017	7,125,000	7,267,771
FirstEnergy Corp., Series A, 2.75%, 3/15/2018	5,000,000	5,018,255
Great Plains Energy, Inc., 2.5%, 3/9/2020	3,470,000	3,484,609
Majapahit Holding BV, 144A, 8.0%, 8/7/2019	2,500,000	2,806,250
NRG Energy, Inc., 7.875%, 5/15/2021	313,000	321,607
PG&E Corp., 2.4%, 3/1/2019	3,820,000	3,847,164
		25,128,798
Total Corporate Bonds (Cost $459,549,867)		463,088,777

Mortgage-Backed Securities Pass-Throughs 2.1%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027	2,478,907	2,546,610
Federal National Mortgage Association:
2.462%**, 1/1/2044	8,789,475	9,011,062
3.0%, 5/1/2027	4,230,822	4,353,335
4.5%, 4/1/2023	531,093	560,914
5.0%, 9/1/2023	485,543	516,770
Government National Mortgage Association:
6.0%, with various maturities from 1/15/2022 until 11/15/2039	589,836	644,103
6.5%, with various maturities from 8/20/2038 until 2/20/2039	528,184	574,873
9.5%, with various maturities from 5/15/2018 until 7/15/2020	249	252
Total Mortgage-Backed Securities Pass-Throughs (Cost $18,410,302)		18,207,919

Asset-Backed 18.8%
Automobile Receivables 3.0%
AmeriCredit Automobile Receivables Trust:
"B", Series 2016-3, 1.8%, 10/8/2021	4,570,000	4,532,853
"C", Series 2015-3, 2.73%, 3/8/2021	1,750,000	1,761,027
"C", Series 2016-2, 2.87%, 11/8/2021	1,750,000	1,769,206
"C", Series 2015-4, 2.88%, 7/8/2021	2,250,000	2,268,279
"D", Series 2017-1, 3.13%, 1/18/2023	3,420,000	3,418,794
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021	4,000,000	3,976,729
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021	2,000,000	1,981,298
CPS Auto Receivables Trust:
"D", Series 2014-A, 144A, 5.11%, 2/18/2020	660,000	667,545
"D", Series 2014-D, 144A, 5.33%, 11/16/2020	2,140,000	2,161,035
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021	1,500,000	1,501,407
Skopos Auto Receivables Trust:
"A", Series 2015-1A, 144A, 3.1%, 12/15/2023	1,660,198	1,654,995
"A", Series 2015-2A, 144A, 3.55%, 2/15/2020	667,864	668,730
		26,361,898
Credit Card Receivables 1.5%
Chase Issuance Trust, "A", Series 2016-A2, 1.37%, 6/15/2021	5,560,000	5,522,973
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020	359,488	359,488
Master Credit Card Trust II, "C", Series 2017-1A, 144A, 3.06%, 7/21/2021	2,920,000	2,912,848
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	5,000,000	4,891,547
		13,686,856
Home Equity Loans 0.2%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 5.041%**, 4/25/2033	148,905	150,260
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033	3,332	3,333
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026	504,780	500,320
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 2.032%**, 12/25/2034	697,378	693,671
		1,347,584
Manufactured Housing Receivables 0.0%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%**, 4/15/2040	254,743	263,052
Miscellaneous 13.2%
A Voce CLO Ltd.:
"A1R", Series 2014-1A, 144A, 2.184%**, 7/15/2026 (c)	3,000,000	3,000,000
"A1B", Series 2014-1A, 144A, 2.34%**, 7/15/2026	4,230,000	4,235,973
ALM V Ltd., "A1R2", Series 2012-5A, 144A, 2.302%**, 10/18/2027	1,000,000	1,007,607
ALM VIII Ltd., "A1R", Series 2013-8A, 144A, 2.343%**, 10/15/2028	3,750,000	3,764,741
Ares XXIX CLO Ltd., "A2R", Series 2014-1A, 144A, 2.63%**, 4/17/2026	10,000,000	9,999,320
Atrium XI:
"BR", Series 11A, 144A, 2.656%**, 10/23/2025 (c)	750,000	750,000
"B", Series 11A, 144A, 3.032%**, 10/23/2025	775,000	774,991
Bristol Park CLO Ltd., "A", Series 2016-1A, 144A, 2.314%**, 4/15/2029	3,750,000	3,759,938
Carlyle Global Market Strategies CLO Ltd., "AR", Series 2014-2A, 144A, 2.289%**, 5/15/2025	1,590,000	1,589,987
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.91%**, 1/15/2037	2,947,137	2,687,547
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501%**, 12/25/2036	2,857,329	2,093,279
Dell Equipment Finance Trust:
"A2", Series 2016-1, 144A, 1.43%, 9/24/2018	2,550,000	2,550,118
"A3", Series 2016-1, 144A, 1.65%, 7/22/2021	3,400,000	3,390,371
Domino's Pizza Master Issuer LLC:
"A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045	3,950,000	3,951,714
"A2", Series 2012-1A, 144A, 5.216%, 1/25/2042	5,779,375	5,854,698
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.782%**, 4/18/2026	2,000,000	2,000,000
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 1.038%**, 11/25/2036	1,037,989	1,030,836
Galaxy XV CLO Ltd., "A", Series 2013-15A, 144A, 2.13%**, 4/15/2025	500,000	500,705
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 2.284%**, 5/1/2022	4,750,000	4,751,986
Marea CLO Ltd., "CR", Series 2012-1A, 144A, 3.63%**, 10/15/2023	4,000,000	4,001,660
North End CLO Ltd., "A", Series 2013-1A, 144A, 2.03%**, 7/17/2025	8,000,000	7,989,304
Oak Hill Credit Partners X Ltd., "AR", Series 2014-10A, 144A, 2.077%**, 7/20/2026	1,150,000	1,150,000
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 2.48%**, 7/17/2025	5,500,000	5,480,552
Octagon Investment Partners XXI Ltd., "A1AR", Series 2014-1A, 144A, 2.252%**, 11/14/2026	2,200,000	2,199,980
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.723%**, 2/25/2035	1,398,645	1,400,685
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055	42,637	42,853
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046	2,358,150	2,390,492
Venture XVI CLO Ltd.:
"A1R", Series 2014-16A, 144A, 1.0%**, 4/15/2026 (c)	7,500,000	7,500,000
"A1L", Series 2014-16A, 144A, 2.38%**, 4/15/2026	10,000,000	10,030,990
Voya CLO Ltd.:
"A1R", Series 2014-2A, 144A, 1.0%, 4/17/2030 (c)	6,950,000	6,950,000
"A1", Series 2014-2A, 144A, 2.33%**, 7/17/2026	6,950,000	6,950,313
"A1", Series 2015-1A, 144A, 2.362%**, 4/18/2027	3,015,000	3,033,603
		116,814,243
Student Loans 0.9%
SLM Student Loan Trust:
"A6", Series 2004-1, 144A, 1.632%**, 7/25/2039	5,500,000	5,300,625
"A4", Series 2008-5, 2.582%**, 7/25/2023	2,504,561	2,559,125
		7,859,750
Total Asset-Backed (Cost $165,849,585)		166,333,383

Commercial Mortgage-Backed Securities 5.6%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.917%**, 7/10/2044	2,362,454	1,698,918
BBCMS Trust, "A", Series 2015-RRI, 144A, 2.062%**, 5/15/2032	1,912,690	1,915,068
Bear Stearns Commercial Mortgage Securities:
"AMFL", Series 2007-PW17, 144A, 1.571%**, 6/11/2050	697,375	697,402
"A4", Series 2007-PW18, 5.7%, 6/11/2050	3,243,061	3,281,860
CD Commercial Mortgage Trust, "AMA", Series 2007-CD5, 6.159%**, 11/15/2044	845,000	861,521
Citigroup Commercial Mortgage Trust:
"M", Series 2005-EMG, 144A, 5.5%, 9/20/2051	430,295	396,851
"A4", Series 2007-C6, 5.922%**, 12/10/2049	289,890	290,227
"A1A", Series 2007-C6, 5.922%**, 12/10/2049	1,072,394	1,074,066
Credit Suisse Commercial Mortgage Trust, "A4", Series 2007-C4, 5.958%**, 9/15/2039	149,814	150,535
CSMC Trust, "A", Series 2014-TIKI, 144A, 1.862%**, 9/15/2038	2,000,000	1,994,581
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 0.931%***, 8/25/2026	23,855,423	1,679,601
"X1", Series K722, Interest Only, 1.311%***, 3/25/2023	15,954,778	1,016,748
GE Capital Commercial Mortgage Corp.:
"A4", Series 2007-C1, 5.543%, 12/10/2049	12,758	12,746
"J", Series 2005-C2, 144A, 5.646%**, 5/10/2043	1,500,000	1,462,610
GMAC Commercial Mortgage Securities, Inc., "B", Series 2004-C3, 4.965%, 12/10/2041	252,070	255,991
Greenwich Capital Commercial Funding Corp.:
"A4", Series 2007-GG11, 5.736%, 12/10/2049	467,231	469,672
"AM", Series 2006-GG7, 5.951%**, 7/10/2038	1,175,822	1,175,244
GS Mortgage Securities Trust, "A", Series 2016-ICE2, 144A, 2.842%**, 2/15/2033	2,678,000	2,701,851
JPMorgan Chase Commercial Mortgage Securities Corp.:
"B", Series 2005-LDP4, 5.129%, 10/15/2042	1,332,876	1,328,951
"H", Series 2004-CB8, 144A, 5.143%**, 1/12/2039	5,000,000	5,177,031
"F", Series 2003-PM1A, 144A, 5.62%**, 8/12/2040	1,184,551	1,198,929
"C", Series 2006-LDP6, 5.683%**, 4/15/2043	1,940,574	1,940,868
"F", Series 2005-LDP1, 144A, 5.816%**, 3/15/2046	11,853	11,828
"A1A", Series 2007-LD12, 5.85%, 2/15/2051	741,783	746,862
"A1A", Series 2008-C2, 5.998%, 2/12/2051	2,063,142	2,071,465
JPMorgan Commercial Mortgage-Backed Securities Trust, "A4B", Series 2009-RR1, 144A, 5.836%**, 3/18/2051	3,161,314	3,163,069
LB Commercial Mortgage Trust:
"A4B", Series 2007-C3, 5.517%, 7/15/2044	498,045	499,800
"J", Series 1998-C4, 144A, 5.6%, 10/15/2035	500,000	506,767
LB-UBS Commercial Mortgage Trust, "E", Series 2005-C3, 4.983%, 7/15/2040	1,821,000	1,817,209
Merrill Lynch Mortgage Trust, "A4", Series 2007-C1, 5.841%**, 6/12/2050	2,350,492	2,355,144
Morgan Stanley Capital Barclays Bank Trust, "B", Series 2016-MART, 144A, 2.48%, 9/13/2031	2,000,000	1,956,477
Morgan Stanley Capital I Trust, "A4", Series 2007-IQ16, 5.809%, 12/12/2049	321,827	323,729
Morgan Stanley Re-REMIC Trust:
"A4B", Series 2009-GG10, 144A, 5.949%**, 8/12/2045	4,410,870	4,412,316
"A4B", Series 2010-GG10, 144A, 5.949%**, 8/15/2045	778,000	777,743
Total Commercial Mortgage-Backed Securities (Cost $51,046,566)		49,423,680

Collateralized Mortgage Obligations 7.5%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037	556,836	576,588
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 3.235%**, 10/20/2032	65,623	65,812
"2A3", Series 2005-J, 3.426%**, 11/25/2035	326,395	301,255
"2A8", Series 2003-J, 3.537%**, 11/25/2033	617,416	616,474
"A15", Series 2006-2, 6.0%, 7/25/2046	25,473	22,487
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 2.842%**, 1/25/2034	620,138	601,442
Citigroup Mortgage Loan Trust, Inc., "8A1", Series 2009-5, 144A, 6.0%, 6/25/2036	277,513	279,263
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019	1,040,627	1,050,535
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C04, 2.228%**, 1/25/2029	2,804,398	2,835,049
"1M1", Series 2015-C03, 2.278%**, 7/25/2025	116,890	116,929
"1M1", Series 2016-C03, 2.778%**, 10/25/2028	949,492	964,880
"1M1", Series 2016-C02, 2.928%**, 9/25/2028	1,997,435	2,024,650
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 1.713%**, 2/15/2038	817,471	745,692
"PG", Series 3910, 3.5%, 12/15/2040	1,453,386	1,474,118
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	4,045,873	609,476
"CI", Series 4104, Interest Only, 4.0%, 5/15/2041	10,289,732	1,558,894
"LG", Series 4281, 4.0%, 1/15/2043	8,661,204	9,026,335
"C31", Series 303, Interest Only, 4.5%, 12/15/2042	21,290,061	4,233,800
Federal National Mortgage Association:
"KI", Series 2014-30, Interest Only, 3.5%, 5/25/2033	9,614,415	1,132,865
"9", Series 406, Interest Only, 4.5%, 2/25/2041	4,227,879	930,673
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042	3,665,967	744,353
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044	4,899,352	828,750
"1A6", Series 2007-W8, 6.486%**, 9/25/2037	1,152,168	1,262,769
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 16-DNA3, 2.778%**, 12/25/2028	2,555,556	2,608,441
"M2", Series 2016-DNA2, 2.978%**, 10/25/2028	3,666,666	3,734,380
"M2", Series 2015-DNA3, 3.628%**, 4/25/2028	6,882,620	7,140,398
"M2", Series 2016-DNA1, 3.678%**, 7/25/2028	4,000,000	4,167,583
Government National Mortgage Association:
"IT", Series 2013-82, Interest Only, 3.5%, 5/20/2043	28,388,662	5,210,404
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	5,644,513	783,145
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045	9,053,689	1,762,300
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	3,701,714	610,621
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043	4,219,875	700,432
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	2,597,555	480,210
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037	911,523	108,758
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 3.25%**, 8/25/2035	1,462,257	1,464,062
MASTR Adjustable Rate Mortgages Trust, "12A2", Series 2007-3, 1.182%**, 5/25/2047	1,671,589	1,667,745
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.802%**, 4/28/2024	3,140	3,092
Residential Accredit Loans, Inc., "A1", Series 2003-QS18, 5.0%, 9/25/2018	329,880	331,213
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	522,606	491,170
"A3", Series 2004-SL3, 7.5%, 12/25/2031	504,671	502,611
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020	1,341,892	1,352,145
Washington Mutual Mortgage Pass-Through Certificates Trust:
"2A3", Series 2003-S6, 4.75%, 7/25/2018	110,083	110,303
"A9", Series 2003-S9, 5.25%, 10/25/2033	711,342	743,273
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018	189,783	190,950
Total Collateralized Mortgage Obligations (Cost $65,114,418)		66,166,325

Government & Agency Obligations 12.8%
Other Government Related (d) 1.4%
Corp. Andina de Fomento, 2.0%, 5/10/2019	5,620,000	5,605,934
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021	2,000,000	2,154,044
Vnesheconombank:
144A, 4.224%, 11/21/2018	2,000,000	2,044,800
144A, 6.902%, 7/9/2020	2,000,000	2,194,376
		11,999,154
Sovereign Bonds 2.6%
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018	5,400,000	5,381,100
Japan Bank for International Cooperation, 2.25%, 2/24/2020	2,860,000	2,864,061
KazAgro National Management Holding JSC, REG S, 3.255%, 5/22/2019 EUR	2,500,000	2,715,006
Republic of Colombia, 4.375%, 7/12/2021	3,000,000	3,180,000
Republic of Croatia, 144A, 6.625%, 7/14/2020	1,650,000	1,810,875
Republic of Hungary, 6.25%, 1/29/2020	2,000,000	2,190,944
Republic of Indonesia, 144A, 2.875%, 7/8/2021 EUR	2,300,000	2,620,180
Republic of Portugal, 144A, 5.125%, 10/15/2024	2,500,000	2,423,000
		23,185,166
U.S. Treasury Obligations 8.8%
U.S. Treasury Bills:
0.56%****, 6/1/2017 (e)	1,598,000	1,596,161
0.59%****, 8/10/2017 (e)	992,000	989,192
U.S. Treasury Notes:
0.75%, 10/31/2017 (f)	800,000	799,062
0.75%, 2/15/2019	24,000,000	23,783,448
1.125%, 1/15/2019	16,500,000	16,468,419
1.25%, 4/30/2019	29,000,000	28,981,875
1.375%, 1/31/2021	5,000,000	4,929,885
		77,548,042
Total Government & Agency Obligations (Cost $113,327,717)		112,732,362

Loan Participations and Assignments 0.0%
Senior Loans**
Answers Corp., Second Lien Term Loan, LIBOR plus 9.0%, 10/3/2022*	500,000	13,750
Coach America Holdings, Inc., Letter of Credit, LIBOR plus 5.75%, 4/20/2017*	724,718	72
Fairway Group Acquisition Co.:
Term Loan, 10.0%, 1/3/2020 (PIK)	123,468	88,218
Term Loan, 11.0%, 10/3/2021 (PIK)	107,793	53,045
Southcross Holdings Borrower LP, Term Loan B, 3.5% Cash, 5.5% PIK, 4/13/2023	138,144	123,409
Total Loan Participations and Assignments (Cost $1,574,611)		278,494

Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (Cost $71,128)	70,704	71,029

	Shares	Value ($)

Common Stocks 0.0%
Consumer Staples 0.0%
Fairway Group Acquisition Co.*	2,063	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	5,825	2,247
Utilities 0.0%
Southcross Holding LLC*	148	0
Southcross Holding LP "A"	148	64,750
		64,750
Total Common Stocks (Cost $292,901)		66,997

Securities Lending Collateral 0.4%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (g) (h) (Cost $3,811,083)	3,811,083	3,811,083

Cash Equivalents 2.7%
Deutsche Central Cash Management Government Fund, 0.74% (g) (Cost $23,550,081)	23,550,081	23,550,081

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $902,598,259)†	102.3	903,730,130
Other Assets and Liabilities, Net	(2.3)	(20,337,433)
Net Assets	100.0	883,392,697

The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Answers Corp.*	LIBOR plus 9.0%	10/3/2022	USD	500,000	484,302	13,750
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/20/2017	USD	724,718	724,048	72
					1,208,350	13,822

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2017.

*** These securities are shown at their current rate as of March 31, 2017.

****Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $906,115,363. At March 31, 2017, net unrealized depreciation for all securities based on tax cost was $2,385,233. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,638,926 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,024,159.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $3,681,957, which is 0.4% of net assets.

(c) When-issued security.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f) At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2 Year U.S. Treasury Note	USD	6/30/2017	659	142,642,610	60,490
U.S. Treasury Long Bond	USD	6/21/2017	10	1,508,438	(1,272)
Ultra 10 Year U.S. Treasury Note	USD	6/21/2017	265	35,481,016	376,478
Total net unrealized appreciation					435,696

At March 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
5 Year U.S. Treasury Note	USD	6/30/2017	422	49,680,610	(244,431)
Federal Republic of Germany Euro-Bund	EUR	6/8/2017	53	9,126,750	81,910
Total net unrealized depreciation					(162,521)

At March 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Depreciation ($)
9/16/2015 9/16/2017	325,600,000	Floating — 3-Month LIBOR	Fixed — 1.0%	(398,539)	(499,871)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2017 is 1.15%.

As of March 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	2,502,478	MXN	50,500,000	4/17/2017	187,727	Goldman Sachs & Co.
USD	2,129,490	EUR	2,000,000	5/5/2017	7,519	Toronto-Dominion Bank (i)
CAD	2,960,000	USD	2,274,364	5/5/2017	47,421	Toronto-Dominion Bank (i)
CHF	4,400,000	USD	4,421,133	5/5/2017	19,395	JPMorgan Chase Securities, Inc.
EUR	7,193,000	USD	7,797,654	5/5/2017	111,902	Toronto-Dominion Bank (i)
SEK	39,300,000	USD	4,430,347	5/5/2017	37,269	Societe Generale
SEK	39,300,000	USD	4,404,449	5/5/2017	11,371	Toronto-Dominion Bank (i)
Total unrealized appreciation					422,604

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
MXN	50,500,000	USD	2,529,693	4/17/2017	(160,512)	Canadian Imperial Bank of Commerce
USD	2,236,291	CAD	2,960,000	5/5/2017	(9,349)	Toronto-Dominion Bank (i)
Total unrealized depreciation					(169,861)

(i) U.S. Treasury Notes with a value of $28,122 received as collateral for open over-the-counter derivatives contracts.

Currency Abbreviations
CAD Canadian Dollar CHF Swiss Franc EUR Euro MXN Mexican Peso SEK Swedish Krona USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, interest rate swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (j)
Corporate Bonds	$ —	$ 463,088,777	$ —	$ 463,088,777
Mortgage-Backed Securities Pass-Throughs	—	18,207,919	—	18,207,919
Asset-Backed	—	166,333,383	—	166,333,383
Commercial Mortgage-Backed Securities	—	49,423,680	—	49,423,680
Collateralized Mortgage Obligations	—	66,166,325	—	66,166,325
Government & Agency Obligations	—	112,732,362	—	112,732,362
Loan Participations and Assignments	—	137,159	141,335	278,494
Convertible Bond	—	—	71,029	71,029
Common Stocks (j)	—	64,750	2,247	66,997
Short-Term Investments (j)	27,361,164	—	—	27,361,164
Derivatives (k)
Futures Contracts	518,878	—	—	518,878
Forward Foreign Currency Exchange Contracts	—	422,604	—	422,604
Total	$ 27,880,042	$ 876,576,959	$ 214,611	$ 904,671,612
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (k)
Futures Contracts	$ (245,703)	$ —	$ —	$ (245,703)
Interest Rate Swap Contracts	—	(499,871)	—	(499,871)
Forward Foreign Currency Exchange Contracts	—	(169,861)	—	(169,861)
Total	$ (245,703)	$ (669,732)	$ —	$ (915,435)

During the period ended March 31, 2017, the amount of transfers between Level 3 and Level 2 was $3,750,000. The investments were transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(j) See Investment Portfolio for additional detailed categorizations.

(k) Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of March 31, 2017 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $875,237,095) — including $3,681,957 of securities loaned	$ 876,368,966
Investment in Deutsche Government & Agency Securities Portfolio (cost $3,811,083)*	3,811,083
Investment in Deutsche Central Cash Management Government Fund (cost $23,550,081)	23,550,081
Total investments in securities, at value (cost $902,598,259)	903,730,130
Cash	143,949
Foreign currency, at value (cost $370,123)	371,451
Receivable for Fund shares sold	4,161,120
Interest receivable	5,310,869
Receivable for variation margin on futures contracts	46,256
Unrealized appreciation on forward foreign currency exchange contracts	422,604
Foreign taxes recoverable	15,121
Other assets	59,842
Total assets	914,261,342
Liabilities
Payable upon return of securities loaned	3,811,083
Payable for investments purchased	167,092
Payable for investments purchased — when issued-securities	18,200,000
Payable for Fund shares redeemed	7,281,195
Payable for variation margin on centrally cleared swaps	13,724
Unrealized depreciation on forward foreign currency exchange contracts	169,861
Accrued management fee	176,884
Accrued Trustees' fees	13,244
Other accrued expenses and payables	1,035,562
Total liabilities	30,868,645
Net assets, at value	$ 883,392,697

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2017 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	498,766
Net unrealized appreciation (depreciation) on: Investments	1,131,871
Swap contracts	(499,871)
Futures	273,175
Foreign currency	251,300
Accumulated net realized gain (loss)	(177,958,796)
Paid-in capital	1,059,696,252
Net assets, at value	$ 883,392,697
Net Asset Value
Class A Net Asset Value and redemption price per share ($170,855,256 ÷ 19,666,921 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.69
Maximum offering price per share (100 ÷ 97.25 of $8.69)	$ 8.94

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($114,984,606 ÷ 13,248,039 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 8.68
Class R6 Net Asset Value, offering and redemption price per share ($231,732 ÷ 26,639 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.70
Class S Net Asset Value, offering and redemption price per share ($506,137,967 ÷ 58,100,716 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.71
Institutional Class Net Asset Value, offering and redemption price per share ($91,183,136 ÷ 10,484,079 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.70

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended March 31, 2017 (Unaudited)
Investment Income
Income: Interest	$ 12,893,395
Income distributions — Deutsche Central Cash Management Government Fund	36,038
Securities lending income, net of borrower rebates	43,170
Other income	114,831
Total income	13,087,434
Expenses: Management fee	1,697,038
Administration fee	464,942
Services to shareholders	811,734
Distribution and service fees	888,115
Custodian fee	21,341
Professional fees	66,547
Reports to shareholders	52,862
Registration fees	45,818
Trustees' fees and expenses	24,953
Other	55,259
Total expenses before expense reductions	4,128,609
Expense reductions	(676,364)
Total expenses after expense reductions	3,452,245
Net investment income	9,635,189
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(386,766)
Swap contracts	14,585
Futures	(922,942)
Foreign currency	216,617
(1,078,506)
Change in net unrealized appreciation (depreciation) on: Investments	(1,645,301)
Swap contracts	(488,153)
Futures	312,644
Foreign currency	304,248
(1,516,562)
Net gain (loss)	(2,595,068)
Net increase (decrease) in net assets resulting from operations	$ 7,040,121

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Operations: Net investment income	$ 9,635,189	$ 20,704,317
Net realized gain (loss)	(1,078,506)	(14,661,596)
Change in net unrealized appreciation (depreciation)	(1,516,562)	10,287,412
Net increase (decrease) in net assets resulting from operations	7,040,121	16,330,133
Distributions to shareholders from: Net investment income: Class A	(2,873,701)	(7,380,418)
Class B	—	(187)*
Class C	(1,168,628)	(2,597,967)
Class R6	(2,392)	(280)
Class S	(7,801,885)	(17,929,466)
Institutional Class	(694,925)	(1,500,332)
Total distributions	(12,541,531)	(29,408,650)
Fund share transactions: Proceeds from shares sold	164,027,789	250,577,663
Reinvestment of distributions	11,143,124	26,196,382
Cost of shares redeemed	(277,566,220)	(598,787,200)
Net increase (decrease) in net assets from Fund share transactions	(102,395,307)	(322,013,155)
Increase (decrease) in net assets	(107,896,717)	(335,091,672)
Net assets at beginning of period	991,289,414	1,326,381,086
Net assets at end of period (including undistributed net investment income of $498,766 and $3,405,108, respectively)	$ 883,392,697	$ 991,289,414

* For the period from October 1, 2015 to February 10, 2016 (see Note A).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 3/31/17 (Unaudited)	Years Ended September 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 8.74	$ 8.82	$ 9.09	$ 9.18	$ 9.31	$ 9.17
Income (loss) from investment operations: Net investment income[a]	.09	.15	.14	.19	.20	.23
Net realized and unrealized gain (loss)	(.03)	(.01)	(.19)	(.06)	(.08)	.18
Total from investment operations	.06	.14	(.05)	.13	.12	.41
Less distributions from: Net investment income	(.11)	(.22)	(.22)	(.22)	(.23)	(.24)
Return of capital	—	—	—	—	(.02)	(.03)
Total distributions	(.11)	(.22)	(.22)	(.22)	(.25)	(.27)
Net asset value, end of period	$ 8.69	$ 8.74	$ 8.82	$ 9.09	$ 9.18	$ 9.31
Total Return (%)[b]	.75c**	1.65[c]	(.54)[c]	1.45[c]	1.28[c]	4.58
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	171	243	341	459	568	664
Ratio of expenses before expense reductions (%)	.92*	.89	.87	.86	.87	.86
Ratio of expenses after expense reductions (%)	.80*	.80	.80	.84	.85	.86
Ratio of net investment income (%)	2.02*	1.77	1.60	2.06	2.20	2.46
Portfolio turnover rate (%)	13**	58	34	85	47	68

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class C	Six Months Ended 3/31/17 (Unaudited)	Years Ended September 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 8.73	$ 8.81	$ 9.08	$ 9.17	$ 9.30	$ 9.16
Income (loss) from investment operations: Net investment income[a]	.05	.09	.08	.12	.13	.16
Net realized and unrealized gain (loss)	(.02)	(.01)	(.20)	(.06)	(.08)	.19
Total from investment operations	.03	.08	(.12)	.06	.05	.35
Less distributions from: Net investment income	(.08)	(.16)	(.15)	(.15)	(.16)	(.18)
Return of capital	—	—	—	—	(.02)	(.03)
Total distributions	(.08)	(.16)	(.15)	(.15)	(.18)	(.21)
Net asset value, end of period	$ 8.68	$ 8.73	$ 8.81	$ 9.08	$ 9.17	$ 9.30
Total Return (%)[b]	.37c**	.89[c]	(1.28)[c]	.69[c]	.53[c]	3.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	115	133	159	206	241	288
Ratio of expenses before expense reductions (%)	1.65*	1.64	1.63	1.62	1.62	1.60
Ratio of expenses after expense reductions (%)	1.55*	1.55	1.55	1.59	1.60	1.60
Ratio of net investment income (%)	1.26*	1.03	.85	1.31	1.45	1.72
Portfolio turnover rate (%)	13**	58	34	85	47	68

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class R6	Six Months Ended 3/31/17 (Unaudited)	Years Ended September 30,		Period Ended 9/30/14[a]
		2016	2015
Selected Per Share Data
Net asset value, beginning of period	$ 8.75	$ 8.84	$ 9.12	$ 9.14
Income (loss) from investment operations: Net investment income[b]	.10	.18	.18	.02
Net realized and unrealized gain (loss)	(.02)	(.02)	(.21)	(.02)
Total from investment operations	.08	.16	(.03)	.00***
Less distributions from: Net investment income	(.13)	(.25)	(.25)	(.02)
Net asset value, end of period	$ 8.70	$ 8.75	$ 8.84	$ 9.12
Total Return (%)	.88c**	1.79[c]	(.34)[c]	.01**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	232	10	10	10
Ratio of expenses before expense reductions (%)	.55*	.75	.76	.52*
Ratio of expenses after expense reductions (%)	.55*	.55	.55	.52*
Ratio of net investment income (%)	2.31*	2.04	1.97	2.45*
Portfolio turnover rate (%)	13**	58	34	85[d]

[a] For the period from August 25, 2014 (commencement of operations) to September 30, 2014.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Represents the Fund's portfolio turnover rate for the year ended September 30, 2014.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S	Six Months Ended 3/31/17 (Unaudited)	Years Ended September 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 8.76	$ 8.85	$ 9.12	$ 9.20	$ 9.34	$ 9.19
Income (loss) from investment operations: Net investment income[a]	.10	.18	.17	.21	.23	.25
Net realized and unrealized gain (loss)	(.02)	(.02)	(.19)	(.04)	(.10)	.19
Total from investment operations	.08	.16	(.02)	.17	.13	.44
Less distributions from: Net investment income	(.13)	(.25)	(.25)	(.25)	(.25)	(.26)
Return of capital	—	—	—	—	(.02)	(.03)
Total distributions	(.13)	(.25)	(.25)	(.25)	(.27)	(.29)
Net asset value, end of period	$ 8.71	$ 8.76	$ 8.85	$ 9.12	$ 9.20	$ 9.34
Total Return (%)[b]	.88**	1.79	(.28)	1.82	1.42	4.92
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	506	570	744	1,045	899	889
Ratio of expenses before expense reductions (%)	.73*	.70	.69	.68	.69	.70
Ratio of expenses after expense reductions (%)	.55*	.55	.55	.59	.60	.63
Ratio of net investment income (%)	2.26*	2.02	1.87	2.31	2.44	2.70
Portfolio turnover rate (%)	13**	58	34	85	47	68
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Institutional Class	Six Months Ended 3/31/17 (Unaudited)	Years Ended September 30,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 8.74	$ 8.83	$ 9.10	$ 9.18	$ 9.32	$ 9.18
Income (loss) from investment operations: Net investment income[a]	.10	.18	.16	.21	.23	.25
Net realized and unrealized gain (loss)	(.01)	(.03)	(.19)	(.04)	(.10)	.19
Total from investment operations	.09	.15	(.03)	.17	.13	.44
Less distributions from: Net investment income	(.13)	(.24)	(.24)	(.25)	(.25)	(.27)
Return of capital	—	—	—	—	(.02)	(.03)
Total distributions	(.13)	(.24)	(.24)	(.25)	(.27)	(.30)
Net asset value, end of period	$ 8.70	$ 8.74	$ 8.83	$ 9.10	$ 9.18	$ 9.32
Total Return (%)	.99b**	1.79[b]	(.28)[b]	1.82[b]	1.45[b]	4.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	91	45	83	52	89	42
Ratio of expenses before expense reductions (%)	.62*	.61	.61	.60	.60	.59
Ratio of expenses after expense reductions (%)	.55*	.55	.55	.59	.60	.59
Ratio of net investment income (%)	2.26*	2.01	1.77	2.28	2.45	2.74
Portfolio turnover rate (%)	13**	58	34	85	47	68
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Short Duration Fund (the "Fund") is a diversified series of Deutsche Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended March 31, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of March 31, 2017, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.09% annualized effective rate as of March 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of March 31, 2017, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into this type of a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2016, the Fund had a net tax basis capital loss carryforward of approximately $173,600,000, including $87,746,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2017 ($17,011,000), September 30, 2018 ($63,373,000) and September 30, 2019 ($7,362,000), the respective expiration dates, whichever occurs first; and approximately $85,854,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($43,472,000) and long-term losses ($42,382,000).

The Fund has reviewed the tax positions for the open tax years as of September 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, futures contracts, swap contracts, paydown losses on mortgage securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended March 31, 2017, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of March 31, 2017 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2017, the investment in interest rate swap contracts had a notional amount of $325,600,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2017, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration and for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of March 31, 2017 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2017, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $144,566,000 to $186,770,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $52,252,000 to $101,483,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2017, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of March 31, 2017 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2017, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $5,504,000 to $25,858,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $6,868,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from $0 to approximately $5,193,000.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contacts (a)	$ 422,604	$ —	$ 422,604
Interest Rate Contracts (b)	—	518,878	518,878
	$ 422,604	$ 518,878	$ 941,482

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on forward foreign currency exchange contracts

(b) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Liability Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$ (169,861)	$ —	$ —	$ (169,861)
Interest Rate Contracts (b)	—	(499,871)	(245,703)	(745,574)
	$ (169,861)	$ (499,871)	$ (245,703)	$ (915,435)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on forward foreign currency exchange contracts

(b) Includes cumulative depreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$ 236,339	$ —	$ —	$ 236,339
Interest Rate Contracts (b)	—	14,585	(922,942)	(908,357)
	$ 236,339	$ 14,585	$ (922,942)	$ (672,018)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Net realized gain (loss) from swap contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$ 304,712	$ —	$ —	$ 304,712
Interest Rate Contracts (b)	—	(488,153)	312,644	(175,509)
	$ 304,712	$ (488,153)	$ 312,644	$ 129,203

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) of foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Change in net unrealized appreciation (depreciation) on swap contracts and futures, respectively

As of March 31, 2017, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty type, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received (a)	Cash Collateral Received	Net Amount of Derivative Assets
Goldman Sachs & Co.	$ 187,727	$ —	$ —	$ —	$ 187,727
JPMorgan Chase Securities, Inc.	19,395	—	—	—	19,395
Societe Generale	37,269	—	—	—	37,269
Toronto-Dominion Bank	178,213	(9,349)	(28,122)	—	140,742
Total	$ 422,604	$ (9,349)	$ (28,122)	$ —	$ 385,133
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Canadian Imperial Bank of Commerce	$ 160,512	$ —	$ —	$ —	$ 160,512
Toronto-Dominion Bank	9,349	(9,349)	—	—	—
Total	$ 169,861	$ (9,349)	$ —	$ —	$ 160,512
(a) The actual collateral received and/or pledged may be more than the amount shown.

C. Purchases and Sales of Securities

During the six months ended March 31, 2017, purchases and sales of investment securities (excluding short-term instruments and U.S. Treasury obligations) aggregated $121,995,966 and $208,627,934, respectively. Purchases and sales of U.S. Treasury obligations aggregated $0 and $21,418,112, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:

First $1.5 billion of the Fund's average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%

Accordingly, for the six months ended March 31, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.365% of the Fund's average daily net assets.

For the period from October 1, 2016 through January 31, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.80%
Class C	1.55%
Class R6	.55%
Class S	.55%
Institutional Class	.55%

For the six months ended March 31, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 126,403
Class C	61,307
Class R6	1
Class S	470,876
Institutional Class	17,777
$ 676,364

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2017, the Administration Fee was $464,942, of which $75,785 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended March 31, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at March 31, 2017
Class A	$ 21,785	$ 11,939
Class C	4,281	2,252
Class R6	12	5
Class S	126,446	65,037
Institutional Class	699	399
	$ 153,223	$ 79,632

Distribution and Service Fees. Under the Fund's Class C 12b-1 plan, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2017
Class C	$ 464,778	$ 74,236

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2017	Annualized Rate
Class A	$ 269,321	$ 126,044.25%
Class C	154,016	73,751.25%
	$ 423,337	$ 199,795

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2017 aggregated $1,227.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2017, the CDSC for Class C shares aggregated $18,219. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2017, DDI received $2,571 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $10,928, of which $10,516 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended March 31, 2017, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $3,351.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2017.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,067,154	$ 17,955,822	5,572,313	$ 48,677,153
Class B	—	—	61*	532*
Class C	586,926	5,096,346	1,942,190	16,937,163
Class R6	25,209	219,939	—	—
Class S	8,662,227	75,439,014	18,203,064	159,836,718
Institutional Class	7,509,718	65,316,668	2,856,506	25,126,097
		$ 164,027,789		$ 250,577,663
Shares issued to shareholders in reinvestment of distributions
Class A	303,175	$ 2,632,662	778,228	$ 6,788,744
Class B	—	—	6*	49*
Class C	120,747	1,047,480	266,035	2,319,127
Class R6	275	2,392	33	280
Class S	777,152	6,766,440	1,781,961	15,589,913
Institutional Class	79,874	694,150	171,554	1,498,269
		$ 11,143,124		$ 26,196,382
Shares redeemed
Class A	(10,566,879)	$ (91,783,640)	(17,097,052)	$ (149,287,196)
Class B	—	—	(5,942)*	(52,006)*
Class C	(2,738,946)	(23,781,227)	(4,924,711)	(42,969,331)
Class R6	(5)	(45)	—	—
Class S	(16,367,330)	(142,621,048)	(39,103,820)	(342,569,657)
Institutional Class	(2,227,547)	(19,380,260)	(7,270,598)	(63,909,010)
		$ (277,566,220)		$ (598,787,200)
Net increase (decrease)
Class A	(8,196,550)	$ (71,195,156)	(10,746,511)	$ (93,821,299)
Class B	—	—	(5,875)*	(51,425)*
Class C	(2,031,273)	(17,637,401)	(2,716,486)	(23,713,041)
Class R6	25,479	222,286	33	280
Class S	(6,927,951)	(60,415,594)	(19,118,795)	(167,143,026)
Institutional Class	5,362,045	46,630,558	(4,242,538)	(37,284,644)
		$ (102,395,307)		$ (322,013,155)

* For the period from October 1, 2015 to February 10, 2016 (see Note A).

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2016 to March 31, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2017 (Unaudited)
Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/17	$ 1,007.50	$ 1,003.70	$ 1,008.80	$ 1,008.80	$ 1,009.90
Expenses Paid per $1,000*	$ 4.00	$ 7.74	$ 2.75	$ 2.75	$ 2.76
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/17	$ 1,020.94	$ 1,017.20	$ 1,022.19	$ 1,022.19	$ 1,022.19
Expenses Paid per $1,000*	$ 4.03	$ 7.80	$ 2.77	$ 2.77	$ 2.77

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
Deutsche Short Duration Fund	.80%	1.55%	.55%	.55%	.55%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Short Duration Fund’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2015. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	PPIAX	PPLCX	DBPIX	PPILX
CUSIP Number	25155T 627	25155T 593	25155T 585	25155T 577
Fund Number	418	718	822	1422

For shareholders of Class R6
Automated Information Line	Deutsche AM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

deutschefunds.com

Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	Deutsche AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	PPLZX
CUSIP Number	25155T 452
Fund Number	1634

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short Duration Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	5/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	5/30/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	5/30/2017